Related Parties Transactions (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Feb. 16, 2022 USD ($)
Related Party Transactions [Abstract]
Current liability	$ 341	$ 425		$ 357
Interest rate	15.45%
Additional paid-in capital	$ 112
liability amount		462	₪ 1,710
Monthly installments		$ 26